Segments - Additional Information (Detail)	12 Months Ended
Mar. 31, 2013 Segment
Revenue, Major Customer [Line Items]
Number of operating segments	2
Sales [Member]
Revenue, Major Customer [Line Items]
Number of customers that accounted for more than 10% of revenue	0
Revenue from single customer, description	10.00%